EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Employee expenses	$ 647,280	$ 627,614	$ 563,117
Wages and salaries	628,093	602,936	542,981
Severance indemnities	$ 19,187	$ 24,678	$ 20,136